SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use Assets
Operating cash flow from operating leases	$ 1,150,798	$ 1,160,376	$ 728,015
Remaining lease term for operating leases	2 years	3 years	4 years
Weighted average discount rate for operating leases	2.50%	2.50%	2.50%